Geographic Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of long-lived assets by geographic region
	December 31,
	2022	2021

U.S.	$6,202	$6,433
Israel	70,722	61,339
EMEA	9,720	1,787
Asia Pacific	958	642

	$87,602	$70,201

Schedule of major customers’ data as a percentage
	Year ended December 31,
	2022	2021	2020

Customer A	27%	27%	11%
Customer B	2%	12%	11%